Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 81,162	$ (55,623)	$ 25,539
Balance, shares at Dec. 31, 2021	920,592
Fair value of warrants issued:
Issuance of warrants to consultants for services		711		711
Stock-based compensation expense		2,396		2,396
Net loss			(23,845)	(23,845)
To consultants for services		(711)		(711)
Balance at Dec. 31, 2022		84,269	(79,468)	4,801
Balance, shares at Dec. 31, 2022	920,592
Issuance of common stock and warrants in private placement, net of issuance costs
Issuance of common stock and warrants in private placement, net of issuance costs, shares	80,000
Issuance of common stock for purchase of assets		116		116
Issuance of common stock for purchase of assets, shares	10,000
Issuance of commons stock upon exercise of warrants		2,848		2,848
Issuance of commons stock upon exercise of warrants, shares	186,666
Fair value of warrants issued:
Issuance of warrants to consultants for services		625		625
Stock-based compensation expense		306		306
Net loss			(1,703)	(1,703)
To consultants for services		(625)		(625)
Balance at Mar. 31, 2023		88,164	(81,171)	6,993
Balance, shares at Mar. 31, 2023	1,197,258
Balance at Dec. 31, 2022		84,269	(79,468)	4,801
Balance, shares at Dec. 31, 2022	920,592
Fair value of warrants issued:
Net loss				(9,324)
Balance at Sep. 30, 2023		88,838	(88,792)	46
Balance, shares at Sep. 30, 2023	1,197,258
Balance at Dec. 31, 2022		84,269	(79,468)	4,801
Balance, shares at Dec. 31, 2022	920,592
Issuance of common stock and warrants in private placement, net of issuance costs		2,764		2,764
Issuance of common stock and warrants in private placement, net of issuance costs, shares	210,000,000
Issuance of common stock for purchase of assets		116		116
Issuance of common stock for purchase of assets, shares	10,000,000
Issuance of commons stock upon exercise of warrants		3,652		3,652
Issuance of commons stock upon exercise of warrants, shares	624,059,000
Fair value of warrants issued:
Stock-based compensation expense		1,106		1,106
Net loss			(13,583)	(13,583)
Issuance of common stock and warrants to consultants for services		824		824
Issuance of common stock and warrants to consultants for services, shares	30,000,000
Shares added for fractional shares pursuant to reverse stock split
Shares added for fractional shares pursuant to reverse stock split, shares	39,226,000
Reclassification of liability-classified warrants to equity		731		731
Balance at Dec. 31, 2023		93,462	(93,051)	411
Balance, shares at Dec. 31, 2023	1,833,877
Balance at Mar. 31, 2023		88,164	(81,171)	6,993
Balance, shares at Mar. 31, 2023	1,197,258
Fair value of warrants issued:
Issuance of warrants to consultants for services		182		182
Stock-based compensation expense		459		459
Net loss			(5,528)	(5,528)
To consultants for services		(182)		(182)
Balance at Jun. 30, 2023		88,805	(86,699)	2,106
Balance, shares at Jun. 30, 2023	1,197,258
Fair value of warrants issued:
Issuance of warrants to consultants for services		156		156
Stock-based compensation expense		189		189
Net loss			(2,093)	(2,093)
To consultants for services		(156)		(156)
Balance at Sep. 30, 2023		88,838	(88,792)	46
Balance, shares at Sep. 30, 2023	1,197,258
Balance at Dec. 31, 2023		93,462	(93,051)	411
Balance, shares at Dec. 31, 2023	1,833,877
Issuance of commons stock upon exercise of warrants		3,635		3,635
Issuance of commons stock upon exercise of warrants, shares	897,393
Fair value of warrants issued:
Issuance of warrants to consultants for services		6		6
Stock-based compensation expense		293		293
Net loss			(3,763)	(3,763)
To consultants for services		(6)		(6)
Balance at Mar. 31, 2024		97,396	(96,814)	582
Balance, shares at Mar. 31, 2024	2,731,270
Balance at Dec. 31, 2023		93,462	(93,051)	411
Balance, shares at Dec. 31, 2023	1,833,877
Fair value of warrants issued:
Net loss				(8,309)
Balance at Sep. 30, 2024		109,025	(101,360)	7,665
Balance, shares at Sep. 30, 2024	4,765,300
Balance at Mar. 31, 2024		97,396	(96,814)	582
Balance, shares at Mar. 31, 2024	2,731,270
Issuance of common stock and warrants in private placement, net of issuance costs		7,400		7,400
Issuance of common stock and warrants in private placement, net of issuance costs, shares	169,498
Issuance of commons stock upon exercise of warrants
Issuance of commons stock upon exercise of warrants, shares	496,000
Fair value of warrants issued:
Issuance of warrants to consultants for services		14		14
Stock-based compensation expense		270		270
Net loss			(1,930)	(1,930)
To consultants for services		(14)		(14)
Issuance of common stock and warrants to consultants for services		11		11
Issuance of common stock and warrants to consultants for services, shares	4,720
Balance at Jun. 30, 2024		105,091	(98,744)	6,347
Balance, shares at Jun. 30, 2024	3,401,488
Issuance of common stock and warrants in private placement, net of issuance costs		3,786		3,786
Issuance of common stock and warrants in private placement, net of issuance costs, shares	1,363,812
Fair value of warrants issued:
Issuance of warrants to consultants for services		6		6
Stock-based compensation expense		142		142
Net loss			(2,616)	(2,616)
To consultants for services		(6)		(6)
Balance at Sep. 30, 2024		$ 109,025	$ (101,360)	$ 7,665
Balance, shares at Sep. 30, 2024	4,765,300